Borrowings (Details)							1 Months Ended														3 Months Ended	12 Months Ended
	Dec. 01, 2022	Nov. 04, 2022 USD ($)	Nov. 03, 2022 USD ($)	May 13, 2022 USD ($)	Jul. 02, 2021 USD ($)	Apr. 02, 2021 USD ($)	Nov. 30, 2024 EUR (€)	Apr. 30, 2022 USD ($)	Apr. 30, 2022 EUR (€)	Apr. 29, 2022 USD ($)	Jul. 31, 2021 EUR (€)	Apr. 30, 2021 EUR (€)	Mar. 31, 2021 USD ($)	Feb. 28, 2021 EUR (€)	Feb. 25, 2021 USD ($) $ / shares	Feb. 25, 2021 EUR (€) $ / shares	May 31, 2019 EUR (€)	Mar. 31, 2019 EUR (€)	Feb. 28, 2019 EUR (€)	Jan. 30, 2019 EUR (€)	Dec. 31, 2020	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 EUR (€) shares	Nov. 18, 2022 USD ($)	Jul. 31, 2022
Borrowings (Details) [Line Items]
Aggregate amount (in Euro) | €																				€ 8,000,000			€ 1,500,000
Bearing interest rate															12.00%	12.00%				12.00%
Bearing interest term																				1 year
Cash (in Euro) | €																				€ 5,000,000
Working capital amount (in Euro) | €																				3,000,000
Cumulative Dividends (in Euro) | €																									€ 1,200,000
Strike price (in Dollars per share) | $ / shares																						$ 500
Exercisable term																						10 years	10 years
Paying proceeds (in Euro) | €																							€ 1,500,000
Facility amount (in Euro) | €											€ 5,000,000	€ 5,000,000		€ 5,000,000		€ 15,000,000
Subscription rights															$ 1,050,000
Strike price, per share (in Dollars per Share) | $ / shares															730	730
Aggregate amount (in Euro)					$ 2,000,000				€ 300,000							€ 2,500,000
Amortization period	24 months
Additional warrants								$ 730,000
Strike price								$ 1,050
Warrants									€ 300,000													$ 10,000,000
Deferring interest		$ 2,000,000	$ 1,218,757
Deferred settlement amount			1,218,757
Loss on extinguishment of debt			3,592,122																			2,228,334		$ 466,580
Waived off outstanding balance																						663,092
Bear interest rate													13.00%														0.75%
Debt													$ 2,234,539
Principal payments																										$ 686,690
Maturity date		Nov. 04, 2026
Loan													$ 1,152,910
Interest accrue percentage													1.00%
Gain on extinguishment of debt													$ 1,173,744									5,157,364		$ (707,164)
Secure commitment										$ 30,000,000
Aggregate margin percentage										6.50%
Financing rate percentage										1.00%
Reference rate										1.00%
Outstanding principal amount										5.56%
Borrowed amount				$ 20,000,000
Total facility cost				30,000,000
Lender fees				3,000,000
Deferred finance cost			1,000,000	$ 1,000,000
Unpaid finance cost			3,000,000
Deferred payment			$ 2,000,000
Commitment amount		$ 100,000,000
Adjusted percentage		9.75%
Subject to rate percentage		3.891%
Proceeds from fund																						46,000,000
Amount withdrawn																						$ 2,000,000
Disbursed amount		$ 15,191,125
Aggregate shares (in Shares) | shares																						9,660			9,660
Common stock, price per share (in Dollars per share) | $ / shares																						$ 0.001
Warrants exercisable terms																						10 years			10 years
Warrant [Member]
Borrowings (Details) [Line Items]
Expired term																						10 years	10 years
Minimum [Member]
Borrowings (Details) [Line Items]
Interest bearing rate																					1.46%
Repayable range																					7 years
Repayment of existing debt		34,993,903
Maximum [Member]
Borrowings (Details) [Line Items]
Interest bearing rate																					5.78%
Repayable range																					8 years
Repayment of existing debt		$ 100,000,000
Facility A [Member]
Borrowings (Details) [Line Items]
Drawn amount (in Euro) | €																				€ 5,000,000
Facility B [Member]
Borrowings (Details) [Line Items]
Drawn amount (in Euro) | €																	€ 1,000,000	€ 1,000,000	€ 1,000,000
Term I Advance [Member]
Borrowings (Details) [Line Items]
Advance amount													1,139,935
Principal payments						$ 44,000
Maturity date						Dec. 31, 2021
Term II Advance [Member]
Borrowings (Details) [Line Items]
Advance amount													1,094,604
Principal payments						$ 37,000
Maturity date						Aug. 31, 2021
Forecast [Member]
Borrowings (Details) [Line Items]
Additional backend fee percentage							1.00%
Additional backend fee (in Euro) | €							€ 133,000
Paycheck Protection Program Loan [Member]
Borrowings (Details) [Line Items]
Debt													$ 1,163,081